Note 12 - Basic and Diluted Income (Loss) Per Share (Tables)	3 Months Ended
Feb. 28, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended
	February 28, 2014	February 28, 2013

Income (loss) available to common stockholders	$2,201,435	$(1,340,133)

Weighted average number of common shares for basic income (loss) per share	22,280,330	17,906,937

Dilutive effect of
Options	393,841	-
Warrants	841,594	-
Deferred share units	45,365	-

Weighted average number of common shares for diluted income (loss) per share	23,561,129	17,906,937

Basic income (loss) per share	$0.10	$(0.07)

Diluted income (loss) per share	$0.09	$(0.07)